Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands				6 Months Ended
	Mar. 16, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)	Jan. 01, 2021 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 16, 2021 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets [Line Items]
Principal amount of loan to an employee	¥ 3,500							$ 523
Annual interest rate	3.08%
Allowance for credit losses on other current assets							¥ 95
Reversal Of Provision				¥ 95	$ 14
Allowance For Doubtful Accounts Other Receivable Write Offs						¥ 97
Accounting Standards Update [Member]
Deferred Costs Capitalized Prepaid And Other Assets [Line Items]
Cumulative effect of adopting accounting standard update on the opening balnace of other current assets		¥ 115	$ 17